CONSOLIDATED BALANCE SHEET (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 200,000	$ 200,000
Total assets	272,581	200,000
LIABILITIES AND STOCKHOLDER'S EQUITY
Total liabilities	149,867
Stockholder's equity:
Preferred stock, $0.01 par value per share (50,000,000 shares, none issued)
Additional paid-in capital	199,800	199,800
Total stockholder's equity	122,714	200,000
Total liabilities and stockholder's equity	272,581	200,000
Class A
Stockholder's equity:
Common stock	200	200
Class W
Stockholder's equity:
Common stock